Employee benefits - Changes in the defined benefit obligation and actuarial assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit obligation and significant assumptions
Defined benefit obligation at beginning of the year	$ 10,987	$ 3,968
Net period cost charged to profit or loss:
Current service cost	2,187	6,518
Interest cost on benefit obligation	1,109	692
Remeasurement losses in other comprehensive income:
Actuarial changes arising from changes in assumptions	107	(253)
Payments made	(1,321)	(179)
Conversion effect foreign currency	1,575	241
Defined benefit obligation at end of the year	$ 14,644	$ 10,987
Discount rate	9.69%	9.21%
Expected rate of salary increases	5.60%	5.50%
Employee profit-sharing (Note 16)	$ 19,628	$ 19,091
General Zone
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	3.75%	19.00%
General Zone | MEXICO
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	3.75%	19.00%
Border Zone
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary		4.00%
Border Zone | MEXICO
Remeasurement losses in other comprehensive income:
Annual increase in minimum salary	3.75%	4.00%
Employee profit sharing
Remeasurement losses in other comprehensive income:
Employee profit-sharing (Note 16)	$ 1,500	$ 386